DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.7%
Argentina - 0.1%
Globant SA*	95	$10,165

Belgium - 0.0%
Titan Cement International SA*	106	2,118

Brazil - 3.2%
Atacadao SA	978	4,351
B2W Cia Digital*	551	7,342
B3 SA - Brasil Bolsa Balcao	5,537	62,490
Banco do Brasil SA	2,323	26,266
Banco Santander Brasil SA	1,106	11,535
BR Malls Participacoes SA	2,076	7,645
Cielo SA	3,378	6,231
Cosan SA	386	5,669
Energisa SA	424	4,611
Engie Brasil Energia SA	558	6,172
Klabin SA	1,931	8,092
Localiza Rent a Car SA	1,595	16,990
Lojas Renner SA	2,189	26,817
Natura Cosmeticos SA	1,096	8,585
Notre Dame Intermedica Participacoes SA	891	11,946
TIM Participacoes SA	2,464	7,890
Ultrapar Participacoes SA	2,000	10,316
WEG SA	2,257	16,238

		249,186

Chile - 0.7%
Aguas Andinas SA, Class A	8,308	3,387
Empresa Nacional de Telecomunicaciones SA*	448	2,710
Empresas CMPC SA	3,321	7,182
Empresas COPEC SA	1,110	8,804
Enel Americas SA	100,347	19,206
Latam Airlines Group SA	804	8,418
SACI Falabella	1,900	7,605

		57,312

China - 29.6%
3SBio, Inc., 144A*	3,404	4,914
51job, Inc., ADR*(a)	72	5,661
AAC Technologies Holdings, Inc.	1,978	13,873
Air China Ltd., Class A	1,000	1,202
Air China Ltd., Class H	5,074	4,615
Alibaba Group Holding Ltd., ADR*	4,562	912,400
BAIC Motor Corp. Ltd., Class H, 144A	4,815	2,700
Bank of Shanghai Co. Ltd., Class A	2,300	3,007
Baozun, Inc., ADR*(a)	100	3,797
BBMG Corp., Class A	2,500	1,163
BBMG Corp., Class H	3,314	914
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	400	1,366
BYD Co. Ltd., Class A	200	1,234
BYD Co. Ltd., Class H (a)	1,785	8,471
BYD Electronic International Co. Ltd. (a)	2,176	3,892
China Aoyuan Group Ltd.	3,646	5,217
China CITIC Bank Corp. Ltd., Class H	25,308	13,838
China Conch Venture Holdings Ltd.	4,398	17,108
China Construction Bank Corp., Class H	259,823	206,790
China Eastern Airlines Corp. Ltd., Class A*	1,600	1,165
China Eastern Airlines Corp. Ltd., Class H*	3,797	1,926
China Everbright Bank Co. Ltd., Class H	9,368	4,045
China Jushi Co. Ltd., Class A	1,000	1,284
China Longyuan Power Group Corp. Ltd., Class H	8,106	4,391
China Medical System Holdings Ltd.	3,767	5,361
China Merchants Bank Co. Ltd., Class H	10,475	49,513
China Merchants Securities Co. Ltd., Class A	1,000	2,344
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,500	3,864
China Minsheng Banking Corp. Ltd., Class H	18,850	13,124
China Molybdenum Co. Ltd., Class A	2,000	1,013
China Molybdenum Co. Ltd., Class H	11,668	3,995
China Resources Pharmaceutical Group Ltd., 144A	4,506	3,937
China Shenhua Energy Co. Ltd., Class A	600	1,469
China Shenhua Energy Co. Ltd., Class H	9,300	18,011
China Vanke Co. Ltd., Class A	1,800	7,092
China Vanke Co. Ltd., Class H	3,864	14,463
China Zhongwang Holdings Ltd.	3,781	1,512
Contemporary Amperex Technology Co. Ltd., Class A	400	4,974
Country Garden Services Holdings Co. Ltd.	3,274	10,582
CSPC Pharmaceutical Group Ltd.	12,534	28,534
Dali Foods Group Co. Ltd., 144A	5,848	3,974
ENN Energy Holdings Ltd.	2,099	22,793
Eve Energy Co. Ltd., Class A*	200	1,274
Fosun International Ltd.	6,760	9,102
GEM Co. Ltd., Class A	2,100	1,210
Genscript Biotech Corp.*	2,612	6,307

Greenland Holdings Corp. Ltd., Class A	1,200	1,118
Greentown Service Group Co. Ltd.	2,970	3,252
Guangzhou Automobile Group Co. Ltd., Class A	500	840
Guangzhou Automobile Group Co. Ltd., Class H	8,354	8,922
Hengli Petrochemical Co. Ltd., Class A	1,100	2,195
Huadong Medicine Co. Ltd., Class A	400	1,400
Huaneng Renewables Corp. Ltd., Class H	11,456	4,376
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,000	2,163
Jiangsu Expressway Co. Ltd., Class H	3,304	4,407
Jinke Properties Group Co. Ltd., Class A	1,400	1,308
Kingdee International Software Group Co. Ltd.	6,381	6,326
Legend Holdings Corp., Class H, 144A	1,154	2,374
Lenovo Group Ltd.	19,000	12,549
Meituan Dianping, Class B*	2,693	35,504
NARI Technology Co. Ltd., Class A	800	2,613
Offshore Oil Engineering Co. Ltd., Class A	1,400	1,390
Pinduoduo, Inc., ADR*(a)	510	18,334
Poly Developments and Holdings Group Co. Ltd., Class A	2,000	4,105
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,403	6,523
Shanghai International Airport Co. Ltd., Class A	100	1,069
Shanghai M&G Stationery, Inc., Class A	200	1,307
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	759
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,722
Shenzhen Expressway Co. Ltd., Class H	1,788	2,385
Shenzhen Inovance Technology Co. Ltd., Class A	400	1,495
Shenzhou International Group Holdings Ltd.	2,008	26,473
Shui On Land Ltd.	8,670	1,816
Sichuan Chuantou Energy Co. Ltd., Class A	800	1,087
Sino-Ocean Group Holding Ltd.	7,165	2,654
Sinopharm Group Co. Ltd., Class H	3,330	10,997
Sinotrans Ltd., Class H	4,587	1,430
Sinotruk Hong Kong Ltd.	1,828	3,087
SOHO China Ltd.	5,067	1,748
Suning.com Co. Ltd., Class A	1,200	1,681
TCL Corp., Class A	2,900	1,584
Tencent Holdings Ltd.	15,435	654,253
Vipshop Holdings Ltd., ADR*	1,178	15,055
Wuxi Biologics Cayman, Inc., 144A*	1,474	16,656
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,154
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	2,408
Yuzhou Properties Co. Ltd.	5,252	2,415
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	759
Zhejiang Expressway Co. Ltd., Class H	4,006	3,506
Zhengzhou Yutong Bus Co. Ltd., Class A	600	1,197
Zhongsheng Group Holdings Ltd.	1,521	5,392
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,100	1,777
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,978	2,108

		2,329,094

Colombia - 0.1%
Grupo Argos SA	860	4,285
Interconexion Electrica SA ESP	1,224	6,592

		10,877

Cyprus - 0.1%
Polymetal International PLC	563	8,460

Czech Republic - 0.2%
CEZ AS	445	9,861
Komercni banka AS	204	6,990

		16,851

Egypt - 0.2%
Commercial International Bank Egypt SAE	3,850	18,820

Greece - 0.3%
Alpha Bank AE*	3,321	6,994
Hellenic Telecommunications Organization SA	621	9,340
Motor Oil Hellas Corinth Refineries SA	180	4,215

		20,549

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*	9,914	11,221
Alibaba Pictures Group Ltd.*	40,826	6,780
Beijing Enterprises Water Group Ltd.*	14,035	6,885
China Agri-Industries Holdings Ltd.	4,924	2,585
China Everbright International Ltd.	10,098	7,637
China First Capital Group Ltd.*	9,309	488
China Mengniu Dairy Co. Ltd.*	7,363	28,172

China Overseas Land & Investment Ltd.	10,221	34,276
Geely Automobile Holdings Ltd.	13,577	25,393
Hutchison China MediTech Ltd., ADR*	153	3,689
Lee & Man Paper Manufacturing Ltd.	2,038	1,380
Shanghai Industrial Holdings Ltd.	1,000	1,801
Shenzhen Investment Ltd.	9,074	3,570
Sino Biopharmaceutical Ltd.	18,549	23,933
Towngas China Co. Ltd.*	2,866	2,025

		159,835

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	1,150	11,127
OTP Bank Nyrt	593	27,945

		39,072

India - 10.7%
Ashok Leyland Ltd.	3,014	3,325
Asian Paints Ltd.	800	19,027
Axis Bank Ltd.	5,642	58,125
Bajaj Auto Ltd.	216	9,563
Bharat Petroleum Corp. Ltd.	1,750	12,479
Bharti Airtel Ltd.*	5,496	33,897
Britannia Industries Ltd.	150	6,394
Dabur India Ltd.	1,500	9,600
Eicher Motors Ltd.	36	11,483
Havells India Ltd.	621	5,778
HCL Technologies Ltd.	1,461	22,966
Hero MotoCorp Ltd.	259	8,786
Hindalco Industries Ltd.	3,250	9,068
Hindustan Petroleum Corp. Ltd.	1,750	6,894
Hindustan Unilever Ltd.	1,755	49,792
Housing Development Finance Corp. Ltd.	4,414	141,349
Infosys Ltd., ADR	5,717	56,198
Infosys Ltd.	3,400	33,003
Lupin Ltd.	550	6,138
Mahindra & Mahindra Ltd.	2,000	14,791
Marico Ltd.	1,300	6,522
Nestle India Ltd.	60	12,089
Petronet LNG Ltd.	1,500	5,677
Pidilite Industries Ltd.	300	5,449
Piramal Enterprises Ltd.	225	5,678
Reliance Industries Ltd.	7,691	166,299
Shree Cement Ltd.	21	6,146
Tata Consultancy Services Ltd.	2,433	69,637
Tech Mahindra Ltd.	1,250	13,268
Titan Co. Ltd.	850	13,741
UPL Ltd.	1,500	11,986
Wipro Ltd., ADR (a)	1,904	6,912
Wipro Ltd.	951	3,151

		845,211

Indonesia - 2.8%
PT Astra International Tbk	55,181	25,429
PT Bank Central Asia Tbk	26,679	59,392
PT Bank Mandiri Persero Tbk	49,153	24,306
PT Bank Negara Indonesia Persero Tbk	20,011	10,640
PT Bank Rakyat Indonesia Persero Tbk	147,085	42,650
PT Barito Pacific Tbk	65,955	6,359
PT Bukit Asam Tbk	5,510	945
PT Indah Kiat Pulp & Paper Corp. Tbk	7,865	3,792
PT Indofood Sukses Makmur Tbk	11,377	6,412
PT Jasa Marga Persero Tbk	6,026	2,111
PT Kalbe Farma Tbk	60,044	6,492
PT Pabrik Kertas Tjiwi Kimia Tbk	4,382	2,858
PT Pakuwon Jati Tbk	62,529	2,505
PT Perusahaan Gas Negara Tbk	29,323	3,992
PT Unilever Indonesia Tbk	4,235	12,550
PT United Tractors Tbk	4,520	6,706

		217,139

Malaysia - 2.7%
AMMB Holdings Bhd	3,600	3,439
Axiata Group Bhd	7,583	7,499
CIMB Group Holdings Bhd	13,084	16,228
DiGi.Com Bhd	8,400	9,010
Fraser & Neave Holdings Bhd	300	2,495
HAP Seng Consolidated Bhd	1,600	3,793
Hartalega Holdings Bhd	4,100	5,154
Hong Leong Bank Bhd	1,800	7,284
IHH Healthcare Bhd	6,400	8,229
Malayan Banking Bhd	10,918	22,299
Malaysia Airports Holdings Bhd	2,600	5,167
Maxis Bhd	6,700	8,310
MISC Bhd	3,000	5,854
Nestle Malaysia Bhd	200	6,862
Petronas Dagangan Bhd	700	3,838
PPB Group Bhd	1,300	5,665
Press Metal Aluminium Holdings Bhd	3,700	4,164
Public Bank Bhd	8,400	39,461
RHB Bank Bhd	4,000	5,421
Sime Darby Bhd	7,200	3,879
Telekom Malaysia Bhd	3,000	2,701
Tenaga Nasional Bhd	8,400	26,468
Top Glove Corp. Bhd	4,500	4,848
Westports Holdings Bhd	2,700	2,696
YTL Corp. Bhd	6,600	1,319

		212,083

Mexico - 1.6%
Alfa SAB de CV, Class A	7,804	6,145
Alsea SAB de CV*	1,203	3,267
Arca Continental SAB de CV	1,186	6,294

Cemex SAB de CV, Series CPO	40,930	15,003
Coca-Cola Femsa SAB de CV	1,451	8,343
Fomento Economico Mexicano SAB de CV	5,200	47,315
Gruma SAB de CV, Class B	509	5,141
Grupo Aeroportuario del Sureste SAB de CV, Class B	554	9,477
Grupo Bimbo SAB de CV, Series A	4,078	7,066
Industrias Penoles SAB de CV	390	4,145
Infraestructura Energetica Nova SAB de CV	1,526	6,274
Kimberly-Clark de Mexico SAB de CV, Class A*	4,286	8,229

		126,699

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	5,790	5,578
Aboitiz Power Corp.	4,700	3,186
Bank of the Philippine Islands	1,940	3,281
BDO Unibank, Inc.	5,370	16,042
Globe Telecom, Inc.	80	3,054
JG Summit Holdings, Inc.	7,670	11,607
Manila Electric Co.	580	3,641
Metropolitan Bank & Trust Co.	4,576	5,966
SM Investments Corp.	680	14,185
SM Prime Holdings, Inc.	27,900	21,413

		87,953

Poland - 1.1%
Bank Millennium SA*	1,695	2,392
Bank Polska Kasa Opieki SA	455	12,192
CCC SA	82	2,357
Grupa Lotos SA	260	6,095
KGHM Polska Miedz SA*	371	8,528
mBank SA*	37	3,521
Orange Polska SA*	1,812	2,960
Polski Koncern Naftowy ORLEN SA	800	19,003
Polskie Gornictwo Naftowe i Gazownictwo SA	4,993	5,898
Powszechny Zaklad Ubezpieczen SA	1,606	15,891
Santander Bank Polska SA	104	7,313

		86,150

Qatar - 0.9%
Commercial Bank PSQC	5,290	6,364
Ooredoo QPSC	2,200	4,193
Qatar National Bank QPSC	12,106	64,005

		74,562

Romania - 0.1%
NEPI Rockcastle PLC	1,023	8,658

Russia - 2.2%
Inter RAO UES PJSC	94,565	6,562
LUKOIL PJSC	1,058	101,034
Novatek PJSC, GDR	244	48,312
Novolipetsk Steel PJSC	3,151	6,345
PhosAgro PJSC, GDR	301	3,708
Polyus PJSC	73	7,827

		173,788

Saudi Arabia - 1.1%
Almarai Co. JSC	668	8,773
Banque Saudi Fransi	1,454	12,989
Saudi Arabian Mining Co.*	1,088	12,461
Saudi Basic Industries Corp.	2,035	49,383

		83,606

Singapore - 0.1%
BOC Aviation Ltd., 144A	534	5,045

South Africa - 7.9%
Absa Group Ltd.	1,947	19,567
Anglo American Platinum Ltd.	153	12,660
Aspen Pharmacare Holdings Ltd.*	1,068	8,557
Bid Corp. Ltd.	900	19,816
Bidvest Group Ltd.	770	10,666
Clicks Group Ltd.	700	11,964
Exxaro Resources Ltd.	701	6,379
FirstRand Ltd.	9,073	38,774
Fortress REIT Ltd., Class A REIT	3,500	4,717
Foschini Group Ltd.	661	7,000
Gold Fields Ltd.	2,167	11,380
Growthpoint Properties Ltd. REIT	7,701	11,988
Investec Ltd.	725	4,167
Kumba Iron Ore Ltd.(a)	161	4,130
Liberty Holdings Ltd.	401	3,051
Life Healthcare Group Holdings Ltd.(a)	4,045	6,824
Momentum Metropolitan Holdings	2,010	2,791
Mr Price Group Ltd.(a)	745	8,898
MTN Group Ltd.(a)	4,485	28,273
MultiChoice Group*	1,232	10,192
Naspers Ltd., Class N	1,175	167,985
Nedbank Group Ltd.	965	14,423
Northam Platinum Ltd.*	922	6,733
Old Mutual Ltd.	13,340	16,879
Pick n Pay Stores Ltd.	1,000	4,632
PSG Group Ltd.	384	6,112
Redefine Properties Ltd. REIT(a)	13,434	7,545
Remgro Ltd.	1,442	18,914
RMB Holdings Ltd.	2,000	11,008
Sanlam Ltd.	5,009	26,120
Sasol Ltd.	1,500	27,025
Shoprite Holdings Ltd.	1,300	11,370
SPAR Group Ltd.(a)	508	7,139
Standard Bank Group Ltd.	3,522	39,837
Vodacom Group Ltd.(a)	1,708	14,118
Woolworths Holdings Ltd.	2,782	9,907

		621,541

South Korea - 5.3%
Amorepacific Corp.	91	14,561

AMOREPACIFIC Group	84	5,775
BNK Financial Group, Inc.	786	4,631
CJ CheilJedang Corp.	21	4,409
CJ Corp.	40	3,119
GS Engineering & Construction Corp.	161	4,089
GS Holdings Corp.	140	5,672
Hana Financial Group, Inc.	784	23,729
Hankook Tire & Technology Co. Ltd.	215	6,052
Hanwha Chemical Corp.	290	4,309
Hyundai Heavy Industries Holdings Co. Ltd.	28	8,202
Hyundai Marine & Fire Insurance Co. Ltd.	172	4,077
KB Financial Group, Inc.	1,049	40,898
Korea Gas Corp.	80	2,533
LG Chem Ltd.	126	32,696
LG Corp.	268	16,110
LG Display Co. Ltd.*	650	8,090
LG Electronics, Inc.	293	17,340
LG Household & Health Care Ltd.	25	26,775
LG Innotek Co. Ltd.	40	4,132
Lotte Chemical Corp.	45	8,382
Lotte Corp.	68	2,052
OCI Co. Ltd.	55	2,882
Samsung Card Co. Ltd.	58	1,822
Samsung Fire & Marine Insurance Co. Ltd.	80	15,747
Samsung SDI Co. Ltd.	150	29,336
Shinhan Financial Group Co. Ltd.	1,198	44,171
SK Holdings Co. Ltd.	98	21,365
SK Innovation Co. Ltd.	150	18,605
SK Telecom Co. Ltd.	52	10,830
S-Oil Corp.	110	8,307
Woongjin Coway Co. Ltd.	137	10,393
Yuhan Corp.	26	4,755

		415,846

Taiwan - 16.6%
Acer, Inc.	8,500	5,001
Advantech Co. Ltd.	944	9,267
ASE Technology Holding Co. Ltd.	9,462	23,445
AU Optronics Corp.	21,617	6,221
Catcher Technology Co. Ltd.	1,800	14,719
Cathay Financial Holding Co. Ltd.	21,372	29,210
Chailease Holding Co. Ltd.	3,195	14,294
Cheng Shin Rubber Industry Co. Ltd.	5,417	7,386
China Airlines Ltd.	8,225	2,429
China Steel Corp.	32,300	24,772
Chunghwa Telecom Co. Ltd.	10,106	37,429
CTBC Financial Holding Co. Ltd.	49,241	35,264
Delta Electronics, Inc.	5,163	23,691
E.Sun Financial Holding Co. Ltd.	27,651	24,515
Eva Airways Corp.	4,813	2,208
Evergreen Marine Corp. Taiwan Ltd.*	6,229	2,531
Far Eastern New Century Corp.	8,978	8,754
Far EasTone Telecommunications Co. Ltd.	4,279	10,252
First Financial Holding Co. Ltd.	26,565	19,982
Fubon Financial Holding Co. Ltd.	18,211	26,740
Giant Manufacturing Co. Ltd.	900	6,519
Hiwin Technologies Corp.	596	5,089
Hotai Motor Co. Ltd.	845	16,534
Hua Nan Financial Holdings Co. Ltd.	22,358	15,902
Innolux Corp.	21,212	5,492
Inventec Corp.	6,889	5,159
Lite-On Technology Corp.	5,500	8,725
MediaTek, Inc.	4,043	55,854
Nan Ya Plastics Corp.	13,756	32,237
President Chain Store Corp.	1,577	15,790
Quanta Computer, Inc.	7,252	14,333
Ruentex Development Co. Ltd.*	1,335	1,995
SinoPac Financial Holdings Co. Ltd.	28,328	11,931
Standard Foods Corp.	1,072	2,329
Taishin Financial Holding Co. Ltd.	27,298	12,750
Taiwan Business Bank	14,474	5,930
Taiwan High Speed Rail Corp.	4,767	5,617
Taiwan Mobile Co. Ltd.	4,500	16,888
Taiwan Semiconductor Manufacturing Co. Ltd.	66,264	662,412
Tatung Co. Ltd.*	5,461	3,947
Uni-President Enterprises Corp.	12,880	30,606
United Microelectronics Corp.	30,399	14,895
Wistron Corp.	7,837	7,115
Yuanta Financial Holding Co. Ltd.	26,214	16,969

		1,303,128

Thailand - 3.6%
Advanced Info Service PCL, NVDR	3,100	21,749
Airports of Thailand PCL, NVDR	11,400	28,483
Bangkok Dusit Medical Services PCL, NVDR	24,700	20,108
Banpu PCL, NVDR	13,000	4,991
BTS Group Holdings PCL, NVDR	18,200	8,252
Bumrungrad Hospital PCL, NVDR	1,100	4,933
Central Pattana PCL, NVDR	6,400	13,184
CP ALL PCL, NVDR	15,700	39,487
Electricity Generating PCL, NVDR	800	9,134
Energy Absolute PCL, NVDR	4,600	6,508
Home Product Center PCL, NVDR	15,200	8,300
Indorama Ventures PCL, NVDR	5,000	5,750
IRPC PCL, NVDR	30,000	3,475
Kasikornbank PCL, NVDR	5,600	28,725
Land & Houses PCL, NVDR	20,800	6,746
Minor International PCL, NVDR	7,800	9,938

Muangthai Capital PCL, NVDR		1,800	3,589
PTT Global Chemical PCL, NVDR		6,000	10,673
Siam Cement PCL, NVDR		2,100	26,478
Siam Commercial Bank PCL, NVDR		2,100	8,409
Thai Oil PCL, NVDR		3,300	7,535
TMB Bank PCL, NVDR		33,168	1,756
True Corp. PCL, NVDR		34,100	5,010

			283,213

Turkey - 0.2%
Arcelik AS*		344	1,205
KOC Holding AS		2,100	7,320
Turkcell Iletisim Hizmetleri AS		2,621	6,188

			14,713

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		7,330	15,067
DP World PLC		461	5,781
Dubai Islamic Bank PJSC		4,776	6,891
First Abu Dhabi Bank PJSC		7,407	30,651

			58,390

TOTAL COMMON STOCKS (Cost $7,292,395)			7,540,064

PREFERRED STOCKS - 3.6%
Brazil - 3.4%
Banco Bradesco SA		10,861	85,716
Cia Brasileira de Distribuicao		447	8,474
Cia Energetica de Minas Gerais		2,508	7,741
Itau Unibanco Holding SA		13,078	107,635
Itausa - Investimentos Itau SA		12,104	37,987
Telefonica Brasil SA		1,192	15,857

			263,410

Chile - 0.1%
Embotelladora Andina SA, Class B		628	1,596
Sociedad Quimica y Minera de Chile SA, Class B		331	7,835

			9,431

South Korea - 0.1%
Amorepacific Corp.		25	1,858
LG Chem Ltd.		22	3,111
LG Household & Health Care Ltd.		6	3,779

			8,748

TOTAL PREFERRED STOCKS (Cost $308,290)			281,589

		Principal Amount	Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22 (Cost $63)	INR	4,500	65

RIGHTS - 0.0%
South Korea - 0.0%
AMOREPACIFIC Group*, expires 12/11/19(b) (Cost $0)		5	12

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)		305	35

SECURITIES LENDING COLLATERAL - 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d) (Cost $85,498)		85,498	85,498

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $13,964)		13,964	13,964

TOTAL INVESTMENTS - 100.6% (Cost $7,700,210)			$7,921,227
Other assets and liabilities, net - (0.6%)			(47,365)

NET ASSETS - 100.0%			$7,873,862

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
130,104	—	(44,606) (e)	—	—	369	—	85,498	85,498
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c)
16,016	129,160	(131,212)	—	—	349	—	13,964	13,964

146,120	129,160	(175,818)	—	—	718	—	99,462	99,462

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $114,988, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $34,227.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$1,910,882	24.5%
Consumer Discretionary	1,480,889	18.9
Information Technology	1,158,430	14.8
Communication Services	929,386	11.9
Energy	501,307	6.4
Consumer Staples	467,647	6.0
Materials	443,471	5.6
Industrials	368,593	4.7
Health Care	221,614	2.8
Real Estate	170,804	2.2
Utilities	168,742	2.2

Total	$7,821,765	100.0%

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	1	$50,925	$51,900	12/20/2019	$975

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$7,540,064	$—	$—	$7,540,064
Preferred Stocks (g)	281,589	—	—	281,589
Corporate Bonds	—	65	—	65
Rights	—	—	12	12
Warrants	35	—	—	35
Short-Term Investments (g)	99,462	—	—	99,462
Derivatives (h)
Futures Contracts	975	—	—	975

TOTAL	$7,922,125	$65	$12	$7,922,202

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2019 the amount of transfers between Level 3 and Level 1 was $3,173 and between Level 3 and Level 2 was $1.The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.